Nature of Business and Organization	12 Months Ended
Dec. 31, 2024
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Anbio Biotechnology (“Anbio” or “the Company”) was incorporated on July 27, 2021 in the Cayman Islands. Anbio designs and outsources manufacturing to the original equipment manufacturers (OEM), and distributes laboratory and point of care (POCT) in vitro diagnostics (IVD) and other medical solutions in the medical device industry and COVID-19 Rapid Antigen Test.

Anbio Biotechnology Limited (“Anbio HK”) is a subsidiary wholly owned by Anbio and was incorporated in Hong Kong SAR, China on August 6, 2021. Anbio HK had limited operations in year 2021, but starting from 2022 and onwards, as a holding company, is not expected to engage operational activities. Beijing AnBiAo Biotechnology Limited (“Beijing AnBiAo”) is wholly owned by Anbio HK for all the periods presented. AnBiAo Biotechnology (Xiamen) Limited (“AnBiAo Xiamen”) and AnBai (Beijing) Biomedical Technology Limited (“AnBai”) are owned by Beijing AnBiAo.

Beijing AnBiAo is a subsidiary wholly owned by Anbio HK and was established in Beijing, China on September 10, 2021. AnBiAo Xiamen is a subsidiary wholly owned by Beijing AnBiAo and was established in Xiamen, China on October 22, 2021. AnBai is a subsidiary wholly owned by Beijing AnBiAo on February 7, 2023.

Anbio Biotechnology Pty Ltd. (“Anbio Australia”) is a subsidiary wholly owned by Anbio and was established in Australia on October 6, 2021. Anbio Australia is established to target the Australia market.

Anbio Biotechnology Limited (“Anbio BVI”) is a subsidiary wholly owned by Anbio and was established in British Virgin Islands on November 30, 2021. Anbio BVI mainly distributes testing kits and reagents to customers worldwide under the company’s own brands or in collaboration with distributors.

PharVac Limited (“PharVac BVI”) is a subsidiary wholly owned by Anbio and was established in British Virgin Islands on April 13, 2022.

On October 27, 2021, Anbio owned 100% of the shares of Anbio HK and Anbio Australia. As of December 31, 2024, Anbio BVI was the only entity that had active operations and generated revenue and profit. All other entities are either investment holding companies or are not in active operations and generated no revenue since their inception to December 31, 2024.

Anbio Biotechnology Limited (“Anbio UK”), was incorporated under the laws of UK as a wholly owned subsidiary of Anbio. Anbio UK was dissolved on January 7, 2025, and has not conducted any operations before the date of dissolution.

Anbio Biotechnology (“Anbio France”), was incorporated under the laws of France as a wholly owned subsidiary of Anbio HK. Anbio France was dissolved on April 3, 2025, and has not conducted any operations before the date of dissolution.

On February 25, 2025, Anbio Samoa was incorporated under the laws of the Independent State of Samoa as a wholly owned subsidiary of PharVac BVI to design and sell IVD products.

On June 30, 2023, the Company authorized 500,000,000 shares, comprising of 400,000,000 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares. Holders of Class A Ordinary Shares and Class B Ordinary Shares shall consistently vote collectively as a unified class for all resolutions brought before the shareholders. Every Class A Ordinary Share will confer upon its possessor one (1) voting right for all matters subject to voting, whereas each Class B Ordinary Share will grant its holder fifty (50) voting rights for these identical matters. Class B Ordinary Shares do not possess any economic interests, except for the entitlement to capital repayment in the event of liquidation. Under no circumstances are Class A Ordinary Shares convertible into Class B Ordinary Shares, and vice versa.

Pursuant to this reorganization, two shareholders own 100,000,000 Class B Ordinary Shares in the aggregate, with a par value of $0.0001 per share. There are twenty-one shareholders collectively holding Class A Ordinary Shares, and among them, the two aforementioned Class B shareholders also maintain ownership of 4,200,000 Class A Ordinary Shares with a par value of $0.0001 per share. The remaining nineteen shareholders own 38,091,200 Class A Ordinary Shares. As of December 31, 2024, there were 42,291,200 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares issued and outstanding.